Accrued Liabilities	6 Months Ended
Jun. 30, 2022
Accrued Liabilities

7     Accrued Liabilities

Accrued liabilities consisted of the following (in thousands):

	As of	As of
	June 30, 2022	December 31, 2021
Accrued payroll	$6,804	$1,001
Accrued interest	11,026	11,873
Accrued dry-docking expenses	435	280
Accrued expenses	8,478	7,692
Total	$26,743	$20,846

Accrued expenses mainly consisted of accruals related to the operation of the Company’s fleet as of June 30, 2022 and December 31, 2021.